Other non-current assets - Provision for other loans receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other non-current assets
Balance at the beginning of year	¥ 7,965	$ 1,122	¥ 10,944	¥ 9,852
Addition	682	96	1,894	1,633
Reversal	(965)	(136)	(4,873)	(541)
Balance at the end of year	7,682	$ 1,082	7,965	10,944
Net provision for other loans receivable	¥ 283		¥ 2,979	¥ 1,092